Equity - Total Number of Treasury Stock Held (Detail) - shares	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Common shares	5,280,000,000	1,811,428,430	1,811,428,430	1,811,428,430
Treasury stock [member]
Disclosure of classes of share capital [line items]
Common shares	451,092,624	147,087,841	100,828,074